Income Taxes - Provision for Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 1,181	$ 1,639
Deferred Tax Expense (Recovery)	(250)	642
Total Tax Expense (Recovery)	931	2,281
Canada
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	1,041	1,252
United States
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	(109)	104
Asia Pacific
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	224	262
Other International
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 25	$ 21